U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.  Name and address of issuer:
     Permanent Portfolio Family of Funds, Inc.
     625 Second Street, Suite 102
     Petaluma, California  94952

2.  Name of each series or class of funds for which this notice is filed:
     Permanent Portfolio Family of Funds, Inc., includes four series:
          the Permanent Portfolio; the Treasury Bill Portfolio;
          the Versatile Bond Portfolio; and the Aggressive Growth Portfolio

3.  Investment Company Act File Number:   811-3379

    Securities Act File Number:            2-75661

4.  Last day of fiscal year for which this notice is filed:  January 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                         [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of
    the fiscal year:                             0

8.  Number and amount of securities registered during the fiscal year other than
    pursuant to rule 24f-2:                      0

9.  Number and aggregate sale price of securities sold during the fiscal year:

                                       $80,942,424

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                       $80,942,424

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
    (see Instruction B.7):
                             $ 6,756,520

12. Calculation of registration fee:

   (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                            $ 80,942,424
                                                             -----------
   (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                            +  6,756,520
                                                             -----------
   (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                            -(94,693,666)
                                                             -----------
   (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                            +          0
                                                             -----------
   (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):
                                                             (6,994,722)
                                                             -----------
   (vi) Multiplier prescribed by Sectin 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                            x
                                                             -----------
   (vii)Fee due [line (i) or line (v) multiplied by line (vi)]:
                                                                     100
                                                            ------------
                                                            ------------
                                                            (Minimum Fee)

Instruction: Issuers should complete lines (ii),(iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                          [ ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Michael Joseph Cuggino
                          ------------------------------------------------------

                          Michael J. Cuggino, Treasurer
                          ------------------------------------------------------
Date 3-27-97
    --------
* Please print the name and title of the signing officer below the signature.

                                 LAW OFFICES OF
                              ROBERT B. MARTIN, JR.
                                625 SECOND STREET
                                    SUITE 102
                           PETALUMA, CALIFORNIA 94952

               TELEPHONE (707) 778-3590  FAX (707) 778-8804


March 24, 1997


Permanent Portfolio Family of Funds, Inc.
625 Second Street, Suite 102
Petaluma, California 94952

Gentlemen:

     At your request, I have examined the Registration Statement on Forms N-1 and N-1A (File No. 2-75661), as amended by Amendments No. 1, 2 and 3 and Post-Effective Amendments No. 1, 2, 3, 4, 5, 6, 7, 8, 9, 10, 11, 12, 13, 14, 15,
16, 17, 18, 19 and 20 (collectively, the "Registration Statement"), which you (the "Company") have filed with the Securities and Exchange Commission (the "Commission") in connection with the registration under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the "1940 Act"), of an indefinite amount of shares of your authorized but unissued common stock, $.001 par value per share, in four portfolios, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio (the "Stock") and the Rule 24f-2 Notice (the "Notice") to be filed with the Commission with respect to the amount of Stock which the Notice makes definite in number for the fiscal year February 1, 1996 through January 31, 1997 (the "1996 Stock").

     In rendering this opinion, I have examined the Company's Articles of Incorporation, as amended, the Company's Bylaws, as amended, and the minutes of all meetings and written consents of the Company's board of directors and stockholders at which resolutions (the "Resolutions") pertaining to the 1996 Stock were adopted.

     On the basis of the foregoing examination and solely in reliance thereon, I am of the opinion that, assuming receipt by the Company of payment in full therefor, the shares of the 1996 Stock issued pursuant to the Registration Statement were duly and legally issued, fully paid and nonassessable.

     I am admitted to practice law in the State of California and the Company is incorporated under the laws of the State of Maryland; and I do not purport to be an expert in the laws of any other states. Accordingly, the opinion expressed above is qualified to that extent. Further, I express no opinion as to compliance with the securities or "blue sky" laws of any state in which the shares of the 1996 Stock were offered and sold or as to the effect, if any, which non-compliance with such laws might have on the validity of issuance of the 1996 Stock.

Permanent Portfolio Family
  of Funds, Inc.
March 24, 1997
Page 2


     I consent to the filing of this opinion as an exhibit to the Notice and to the references to this firm in the Notice, and I consent to the filing of this opinion as an exhibit to any filing made under any state securities act for the purpose of making definite, registering, qualifying or obtaining an exemption from registration or qualification of the securities described in the Registration Statement in connection with the offering described therein. This opinion is intended solely for such purposes and may not be relied upon for any other purpose whatsoever.


Respectfully submitted,

/s/ Robert B. Martin, Jr.

Robert B. Martin, Jr.


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